Financial Assets At Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	Group
	2019 £m	2018 £m
Debt securities	9,691	13,229
Loans and advances to customers	56	73

	9,747	13,302